Consolidated Statements of Comprehensive (Loss) Income - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Amortization	$ 97,914	$ 79,923
Consulting fees	475,482	400,317
Corporate communications and investor relations	160,832	572,810
Legal, accounting and audit	203,748	170,315
Management and directors fees	305,313	240,412
Office and general	173,137	280,796
Travel and accommodation	28,902	85,972
Stock-based compensation	615,545	515,620
Operating expenses, total	2,060,873	2,346,165
Other items
Interest income	(25,335)	(15,995)
Finance charge on lease	30,775	25,211
Income from sublease of office	(44,515)	(39,937)
Realized loss on sale of marketable securities		2,682,350
Change in fair value of marketable securities		(3,334,120)
Other operating income (expense)	(39,075)	(682,491)
Loss for the year	(2,021,798)	(1,663,674)
Other comprehensive loss
Exchange loss on translation of foreign accounts	(933)
Comprehensive loss for the year	$ (2,022,731)	$ (1,663,674)
Loss per share - basic and diluted		$ (0.03)
Weighted average number of shares outstanding - basic and diluted	60,475,382	51,169,610